Operating Expenses - Schedule of Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Oyu Tolgoi administration expenses	$ 120,634	$ 167,065
Royalty expenses	57,082	68,142
Inventory write downs (reversals)	(6,834)	12,509
Selling expenses	24,132	28,202
Care and maintenance and underground remobilization costs	258	6,945
Depreciation	3,460	19,476
Other	2,729	5,380
Total	$ 201,461	$ 307,719